May 7, 2014

VIA EDGAR CORRESPONDENCE

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Spirit of America Investment Fund, Inc.

SEC File Nos. 333-27925/811-08231

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the Spirit of America Investment Fund, Inc. (the “Company”), the undersigned hereby certifies on behalf of the Company that (i) the form of prospectus and form of Statement of Additional Information that the Company would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 34 to the Company’s Registration Statement on Form N-1A constituting the most recent amendment to the Company’s Registration Statement on Form N-1A relating to the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America High Yield Tax Free Bond Fund, and the Spirit of America Income & Opportunity, each a series of the Company; and (ii) the text of Post-Effective Amendment No. 34 to the Company’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 25, 2014, with an effective date of April 30, 2014, with regard to the following Funds:

•	Spirit of America Real Estate Income and Growth Fund;

•	Spirit of America Large Cap Value Fund;

•	Spirit of America High Yield Tax Free Bond Fund;

•	Spirit of America Income Fund; and

•	Spirit of America Income & Opportunity.

Questions may be directed to Allison Janell at (212) 885-5205 or Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours, /s/ Allison Janell Allison Janell

405 Lexington Avenue, New York, NY 10174-0208

www.BlankRome.com

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